Condensed Consolidated Statements of Stockholders Deficit - USD ($)	Total	Common Stock	Non-controlling Interest	Accumulated Deficit
Balance, shares at Dec. 31, 2018		50,383,998
Balance, amount at Dec. 31, 2018	$ (5,179,000)	$ 13,699,000	$ (2,178,000)	$ (16,700,000)
Non-cash equity compensation (Note 4)	61,000	$ 61,000	0	0
Sales of common stock for cash (Note 4), shares		422,800
Sales of common stock for cash (Note 4), amount	1,056,000	$ 1,056,000	0	0
Net loss for the year	(2,608,000)	$ 0	(154,000)	(2,454,000)
Balance, shares at Dec. 31, 2019		50,806,798
Balance, amount at Dec. 31, 2019	(6,670,000)	$ 14,816,000	(2,332,000)	(19,154,000)
Sales of common stock for cash (Note 4), shares		21,500
Sales of common stock for cash (Note 4), amount	108,000	$ 108,000	0	0
Net loss for the year	(677,000)	$ 0	(34,000)	(643,000)
Balance, shares at Mar. 31, 2020		50,828,298
Balance, amount at Mar. 31, 2020	(7,239,000)	$ 14,924,000	(2,366,000)	(19,797,000)
Balance, shares at Dec. 31, 2019		50,806,798
Balance, amount at Dec. 31, 2019	(6,670,000)	$ 14,816,000	(2,332,000)	(19,154,000)
Net loss for the year	(1,315,000)
Balance, shares at Jun. 30, 2020		51,128,298
Balance, amount at Jun. 30, 2020	(6,377,000)	$ 16,424,000	(2,398,000)	(20,403,000)
Balance, shares at Dec. 31, 2019		50,806,798
Balance, amount at Dec. 31, 2019	(6,670,000)	$ 14,816,000	(2,332,000)	(19,154,000)
Non-cash equity compensation (Note 4)	0
Sales of common stock for cash (Note 4), shares		321,500
Sales of common stock for cash (Note 4), amount	1,608,000	$ 1,608,000	0	0
Net loss for the year	(2,648,000)	$ 0	(125,000)	(2,523,000)
Balance, shares at Dec. 31, 2020		51,128,298
Balance, amount at Dec. 31, 2020	(7,710,000)	$ 16,424,000	(2,457,000)	(21,677,000)
Balance, shares at Mar. 31, 2020		50,828,298
Balance, amount at Mar. 31, 2020	$ (7,239,000)	$ 14,924,000	(2,366,000)	(19,797,000)
Sales of common stock for cash (Note 4), shares	1,500,000	1,500
Sales of common stock for cash (Note 4), amount		$ 300,000
Net loss for the year	$ (638,000)	$ 0	(32,000)	(606,000)
Balance, shares at Jun. 30, 2020		51,128,298
Balance, amount at Jun. 30, 2020	(6,377,000)	$ 16,424,000	(2,398,000)	(20,403,000)
Balance, shares at Dec. 31, 2020		51,128,298
Balance, amount at Dec. 31, 2020	(7,710,000)	$ 16,424,000	(2,457,000)	(21,677,000)
Net loss for the year	(636,000)		(27,000)	(608,000)
Balance, shares at Mar. 31, 2021		51,128,298
Balance, amount at Mar. 31, 2021	(8,345,000)	$ 16,424,000	(2,484,000)	(22,285,000)
Balance, shares at Dec. 31, 2020		51,128,298
Balance, amount at Dec. 31, 2020	(7,710,000)	$ 16,424,000	(2,457,000)	(21,677,000)
Net loss for the year	(1,227,000)
Balance, shares at Jun. 30, 2021		51,131,234
Balance, amount at Jun. 30, 2021	(8,922,000)	$ 16,439,000	(2,511,000)	(22,850,000)
Balance, shares at Mar. 31, 2021		51,128,298
Balance, amount at Mar. 31, 2021	(8,345,000)	$ 16,424,000	(2,484,000)	(22,285,000)
Sales of common stock for cash (Note 4), shares		2,936
Sales of common stock for cash (Note 4), amount	15,000	$ 15,000	0	0
Net loss for the year	(592,000)	$ 0	(27,000)	(565,000)
Balance, shares at Jun. 30, 2021		51,131,234
Balance, amount at Jun. 30, 2021	$ (8,922,000)	$ 16,439,000	$ (2,511,000)	$ (22,850,000)